Loans Payable (Accounts Payable Settlements) (Details) - USD ($) $ in Thousands				3 Months Ended	6 Months Ended
	Nov. 15, 2016	May 12, 2016	Mar. 28, 2016	Dec. 31, 2016	Dec. 31, 2016
Loss Contingencies [Line Items]
Interest on settlement				$ 7	$ 22
North America Photon Infotech Ltd.
Loss Contingencies [Line Items]
Loss contingency, damages sought			$ 218
Settled Litigation | North America Photon Infotech Ltd.
Loss Contingencies [Line Items]
Litigation settlement		$ 110
Issuance of conversion shares (in shares)	31,510